Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK LIQUIDITY FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 27, 2015
Supplement [Text Block]	brlf3_SupplementTextBlock

BLACKROCK LIQUIDITY FUNDS
Federal Trust Fund
(the “Fund”)

Supplement dated July 28, 2015 to the Select Shares
Prospectus of the Fund, dated February 27, 2015

The Board of Trustees of BlackRock Liquidity Funds (the “Board”), on behalf of the Fund, has approved an investment policy in order for the Fund to meet the definition of a “government money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended. The Board has chosen not to subject the Fund to discretionary or default liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets. The Board has also approved an amended investment objective for the Fund. These changes will become effective October 1, 2015. Accordingly, effective October 1, 2015, the Fund's prospectus is amended as follows:

The section of the Fund's prospectus entitled “Fund Overview — Key Facts About Federal Trust Fund — Investment Objective” is deleted in its entirety and replaced with the following:

The investment objective of Federal Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

The first paragraph of the section of the Fund's prospectus entitled “Fund Overview — Key Facts About Federal Trust Fund — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

Federal Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The section of the Fund's prospectus entitled “Fund Overview — Key Facts About Federal Trust Fund — Principal Risks of Investing in the Fund” is amended by deleting the last sentence of the bullet point captioned “Regulatory Risk.”
BLACKROCK LIQUIDITY FEDERAL TRUST FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	brlf3_SupplementTextBlock

BLACKROCK LIQUIDITY FUNDS
Federal Trust Fund
(the “Fund”)

Supplement dated July 28, 2015 to the Select Shares
Prospectus of the Fund, dated February 27, 2015

The Board of Trustees of BlackRock Liquidity Funds (the “Board”), on behalf of the Fund, has approved an investment policy in order for the Fund to meet the definition of a “government money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended. The Board has chosen not to subject the Fund to discretionary or default liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets. The Board has also approved an amended investment objective for the Fund. These changes will become effective October 1, 2015. Accordingly, effective October 1, 2015, the Fund's prospectus is amended as follows:

The section of the Fund's prospectus entitled “Fund Overview — Key Facts About Federal Trust Fund — Investment Objective” is deleted in its entirety and replaced with the following:

The investment objective of Federal Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

The first paragraph of the section of the Fund's prospectus entitled “Fund Overview — Key Facts About Federal Trust Fund — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

Federal Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The section of the Fund's prospectus entitled “Fund Overview — Key Facts About Federal Trust Fund — Principal Risks of Investing in the Fund” is amended by deleting the last sentence of the bullet point captioned “Regulatory Risk.”